Shareholders' Equity - Schedule of Status of the Non-vested Options - (Details)	12 Months Ended
Mar. 31, 2026 $ / shares shares
Schedule of Status of the Non-vested Options [Abstract]
Shares Underlying Stock Options, Non-vested, beginning balance | shares
Shares Underlying Stock Options, Granted | shares	578,900
Shares Underlying Stock Options, Vested | shares	(48,242)
Shares Underlying Stock Options, Canceled/forfeited | shares
Shares Underlying Stock Options, Non-vested, ending balance | shares	530,658
Shares Underlying Stock Options, Vested and expected to vest | shares	48,242
Shares Underlying Stock Options, Exercisable | shares	48,242
Weighted Average Exercise Price per Share, Non-vested, beginning balance | $ / shares
Weighted Average Exercise Price per Share, Granted | $ / shares	4
Weighted Average Exercise Price per Share, Vested | $ / shares	4
Weighted Average Exercise Price per Share, Canceled/forfeited | $ / shares
Weighted Average Exercise Price per Share, Non-vested, ending balance | $ / shares	4
Weighted Average Exercise Price per Share, Vested and expected to vest | $ / shares	4
Weighted Average Exercise Price per Share, Exercisable | $ / shares	$ 4